LICENSES (Tables) (Licenses)	12 Months Ended
Dec. 31, 2012
Licenses
Licenses
Recorded values of the Group's telecommunication licenses

	December 31,
	2012	2011
Russia	$9,021	$20,320
Uzbekistan	—	196,517
Armenia	183,705	192,186
Ukraine	49,351	49,494

Licenses, at cost	242,077	458,517
Accumulated amortization	(133,658)	(231,006)

Licenses, net	$108,419	$227,511

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2013	$16,841
2014	15,707
2015	15,706
2016	15,745
2017	15,639
Thereafter	28,781

Total	$108,419